OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2014
Leases, Operating [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum lease payments under these leases are as follows:
2015	$255,140
2016	220,854
2017	90,338
Balance at end of period	$566,332